Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Management compensation

	Year Ended December 31,
	2021	2020	2019

	(€ in thousands)
Fixed compensation	709	761	782
Variable compensation	83	--	--
Compensation from stock option plan	160	353	353
Total	952	1,114	1,135

Other Related Parties

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003 - Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999 - Current
Andreas Schmid Logistik AG, Gersthofen	Supplier	05/01/2017 - 12/31/2020
Suzhou Meimai Fast Manufacturing Technology Co., Ltd, Suzhou	Minority shareholder of voxeljet China, Customer	04/11/2016 - 09/01/2021
DSCS Digital Supply Chain Solutions GmbH, Gersthofen	Customer	05/11/2017 - Current
Michele Neuber	Employee	07/01/2019 - Current
Susanne Ederer-Pausewang	Customer	03/17/2021 - Current
Lisa Franz	Employee	10/01/2021 - Current